UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4630

John Hancock Investment Trust III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel & Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Greater China Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2007

John Hancock
Greater China Opportunities Fund
Securities owned by the Fund on
July 31, 2007 (unaudited)

Issuer	Shares	Value

Common stocks 94.75%		$251,514,604
(Cost $178,892,386)

Aluminum 0.52%		1,389,655

Minmetals Resources Ltd. (Hong Kong) (F)(I)	2,310,000	1,389,655

Apparel, Accessories & Luxury Goods 0.41%		1,081,098

Man Sang International Ltd. (Hong Kong) (F)	7,100,000	1,081,098

Asset Management & Custody Banks 0.72%		1,901,250

iShares MSCI Taiwan Index Fund (Taiwan) (F)	117,000	1,901,250

Auto Parts & Equipment 0.53%		1,400,707

Xinyi Glass Holding Co. Ltd. (Hong Kong) (F)	1,374,000	1,400,707

Automobile Manufacturers 1.12%		2,970,698

Denway Motors Ltd. (Hong Kong) (F)	6,450,000	2,970,698

Broadcasting & Cable TV 0.39%		1,047,040

Phoenix Satellite Television Holdings Ltd. (Hong Kong) (F)	4,466,000	1,047,040

Coal & Consumable Fuels 2.99%		7,940,917

China Shenhua Energy Co. Ltd. (China) (F)	1,147,500	4,504,253
Yanzhou Coal Mining Co. Ltd. (China) (F)	1,912,000	3,436,664

Commodity Chemicals 0.59%		1,567,684

Sinopec Shanghai Petrochemical Co. Ltd. (China) (F)	2,530,000	1,567,684

Communications Equipment 0.28%		746,775

China Railway Logistics Ltd. (Hong Kong) (F)(I)	380,000	746,775

Computer Storage & Peripherals 0.82%		2,187,652

TPV Technology Ltd. (Hong Kong) (F)	2,856,000	2,187,652

Construction & Engineering 5.29%		14,033,382

Baoye Group Co. Ltd. (China) (F)	1,454,000	2,940,720
China Communications Constructions Ltd. (China) (F)	3,013,000	6,760,860
COSCO International Holdings Ltd. (Hong Kong) (F)	6,040,000	4,331,802

Construction & Farm Machinery & Heavy Trucks 0.80%		2,114,397

China Infrastructure Machinery Holdings, Ltd. (China) (F)	950,000	2,114,397

Distributors 1.33%		3,531,276

China Resources Enterprise Ltd. (Hong Kong) (F)	892,000	3,531,276

John Hancock
Greater China Opportunities Fund
Securities owned by the Fund on
July 31, 2007 (unaudited)

Diversified Banks 13.15%		34,893,405

Bank of China Ltd. (China) (F)	12,441,000	6,540,694
Bank of East Asia Ltd. (Hong Kong) (F)	811,017	4,842,809
China Construction Bank (China) (F)	17,205,000	12,757,949
Industrial & Commercial Bank of China (China) (F)	17,640,000	10,751,953

Diversified Commercial & Professional Services 1.08%		2,872,989

EVA Precision Industrial Holdings, Ltd. (Hong Kong) (F)	6,468,000	2,872,989

Diversified Metals & Mining 0.19%		503,312

Hunan Non-Ferrous Metal Corp. Ltd. (China) (F)	770,000	503,312

Diversified REITs 0.72%		1,922,122

GZI Real Estate Investment Trust (Hong Kong) (F)	4,822,000	1,922,122

Electronic Equipment Manufacturers 2.45%		6,504,290

Au Optronics Corp., ADR (Taiwan) (F)	51,500	871,380
Chi Mei Optoelectronics Corp. (Taiwan) (F)	2,366,400	2,633,204
Meadville Holdings Ltd. (Hong Kong) (F)	4,405,000	1,117,210
Kingboard Chemical Holdings Ltd. (Hong Kong) (F)	342,000	1,882,496

Fertilizers & Agricultural Chemicals 0.47%		1,234,470

Century Sunshine Ecological Technology Holdings, Ltd.
(Hong Kong) (F)	8,485,000	1,234,470

Footwear 1.36%		3,606,748

Hongguo International Holdings Ltd. (China) (F)	2,149,000	1,455,504
Prime Success International Group Ltd. (Hong Kong) (F)	2,594,000	2,151,244

Forest Products 0.54%		1,434,479

Sino-Forest Corp. (Canada) (F)(I)	90,900	1,434,479

Gas Utilities 1.17%		3,106,437

Xinao Gas Holdings Ltd. (China) (F)	1,030,000	1,447,638
Zhengzhou Gas Co. Ltd. (China) (F)	7,290,000	1,658,799

Heavy Electrical Equipment 1.57%		4,167,759

Harbin Power Equipment Co. Ltd. (China) (F)	2,436,000	4,167,759

Highways & Railtracks 2.39%		6,333,699

Road King Infrastructure Ltd. (Hong Kong) (F)	2,520,000	5,315,879
Zhejiang Expressway Co. Ltd. (China) (F)	898,000	1,017,820

Hypermarkets & Super Centers 0.99%		2,625,659

Lianhua Supermarket Holdings Co. Ltd. (China) (F)	1,693,000	2,625,659

John Hancock
Greater China Opportunities Fund
Securities owned by the Fund on
July 31, 2007 (unaudited)

Independent Power Producers & Energy Traders 2.52%		6,694,163

China Power International Development Ltd. (Hong Kong) (F)	5,959,000	3,128,115
China Resources Power Holdings Co. Ltd. (Hong Kong) (F)	834,000	2,128,806
Huadian Power International Corp. Ltd. (China) (F)	3,040,000	1,437,242

Industrial Conglomerates 1.72%		4,571,082

Citic Pacific Ltd. (Hong Kong) (F)	630,000	3,237,800
Shanghai Industrial Holdings Ltd. (Hong Kong) (F)	306,000	1,333,282

Industrial Machinery 1.79%		4,756,048

Enric Energy Equipment Holdings Ltd. (Hong Kong) (F)(I)	2,244,000	2,336,828
Shanghai Prime Machinery Co. (China) (F)	5,620,000	2,419,220

Integrated Oil & Gas 8.24%		21,882,237

China Petroleum and Chemical Corp. (Sinopec) (China) (F)	7,618,000	8,083,421
PetroChina Co. Ltd. (China) (F)	9,360,000	13,798,816

Integrated Telecommunication Services 1.83%		4,854,458

China Telecom Corp. Ltd. (China) (F)	8,386,000	4,854,458

IT Consulting & Other Services 0.17%		463,696

Chinasoft International Ltd. (China) (F)	1,910,000	463,696

Leisure Products 0.20%		535,605

Li Ning Co. Ltd. (Hong Kong) (F)	226,000	535,605

Life & Health Insurance 4.44%		11,775,412

China Life Insurance Co. Ltd. (China) (F)	2,730,000	11,775,412

Marine 0.96%		2,554,479

Cosco Corp. (Singapore) Ltd. (Singapore) (F)	770,000	2,554,479

Marine Ports & Services 1.60%		4,241,867

China Merchants Holdings International Co. Ltd. (Hong Kong) (F)	654,670	3,178,033
Tianjin Port Development Holdings Ltd. (China) (F)	1,334,000	1,063,834

Oil & Gas Exploration & Production 2.99%		7,947,662

CNOOC Ltd. (Hong Kong) (F)	6,679,000	7,947,662

Other Diversified Financial Services 0.35%		923,053

China Everbright Ltd. (Hong Kong) (F)	399,000	923,053

Packaged Foods & Meats 1.14%		3,022,746

China Mengniu Dairy Company, Ltd. (Hong Kong) (F)	300,000	1,057,267
China Yurun Food Group Ltd. (Hong Kong) (F)	1,846,000	1,965,479

Property & Casualty Insurance 0.36%		967,896

PICC Property and Casualty Co. Ltd. (China) (F)	750,000	967,896

John Hancock
Greater China Opportunities Fund
Securities owned by the Fund on
July 31, 2007 (unaudited)

Railroads 0.55%		1,466,825

Guangshen Railway Co. Ltd. (China) (F)	1,898,000	1,466,825

Real Estate Management & Development 9.08%		24,090,733

Cheung Kong (Holdings) Ltd. (Hong Kong) (F)	178,000	2,497,731
China Overseas Land & Investment Ltd. (Hong Kong) (F)	1,466,000	3,105,066
China Resources Land Ltd. (Hong Kong) (F)	1,934,000	3,513,989
China Seven Star Shopping Ltd. (Hong Kong) (F)	11,650,000	1,191,253
Goldbond Group Holdings Ltd. (Hong Kong) (F)(I)	11,460,000	1,927,128
Guangzhou Investment Co. Ltd. (Hong Kong) (F)	9,616,000	3,005,269
Shenzhen Investment Ltd. (Hong Kong) (F)	4,200,000	3,589,817
Shimao Property Holdings Ltd. (China) (F)	775,000	2,043,441
Shui On Land Ltd. (China) (F)	3,110,000	3,217,039

Reinsurance 1.07%		2,841,622

China Insurance International Holdings Co. Ltd. (Hong Kong) (F)	1,180,000	2,841,622

Semiconductors 0.48%		1,268,304

Advanced Semiconductor Manufacturing Corp. (China) (F)(I)	13,160,000	1,268,304

Steel 2.32%		6,156,667

Chongquing Iron & Steel Co. Ltd. (China) (F)	2,280,000	1,173,868
Maanshan Iron & Steel Co. Ltd. (China) (F)	3,320,000	2,898,619
Shougang Concord International Enterprises Company (Hong Kong) (F)	6,540,000	2,084,180

Technology Distributors 1.47%		3,908,385

Digital China Holdings Ltd. (Hong Kong) (F)	8,156,800	3,908,385

Wireless Telecommunication Services 9.60%		25,473,764

China Mobile (Hong Kong) Ltd. (Hong Kong) (F)	2,217,000	25,473,764

Total investments (Cost $178,892,386) 94.75%		$251,514,604

Other assets and liabilities, net 5.25%		$13,929,327

Total net assets 100.00%		$265,443,931

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

John Hancock
Greater China Opportunities Fund
Notes to Schedule of Investments
July 31, 2007 (unaudited)

(I) Non-income-producing security.

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The cost of investments owned on July 31, 2007, including short-term investments, was $178,892,386. Gross unrealized appreciation and depreciation of investments aggregated $74,636,951 and $2,014,733, respectively, resulting in net unrealized appreciation of $72,622,218.

Notes to Schedule of Investments - Page 1

Notes to Schedule of Investments

Security valuation

The net asset value of the common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Notes to Schedule of Investments – Page 2

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global (U.S.A.) Limited
200 Bloor Street East
Toronto, Ontario, Canada
M4W IE5

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
One John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. One John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Greater China Opportunities Fund.

080Q3 7/07
9/07

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust III

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: September 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: September 14, 2007

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: September 14, 2007